Shareholder Report, Average Annual Return (Details)	6 Months Ended	37 Months Ended
	Jan. 31, 2025	Jan. 31, 2025
Cultivar ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%	4.25%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.32%	10.31%